PRINCIPAL OPERATING SUBSIDIARIES AND JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of interest in subsidiaries	The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2024. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2024	2023	2022

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd (formerly AngloGold Ashanti Limited)	South Africa	Direct	100	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A.	Brazil	Indirect	100	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85
Sukari Gold Mines Company (3)	Egypt	Indirect	50	—	—

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.
(3)Acquired by AngloGold Ashanti as part of the acquisition of Centamin plc in November 2024.

Disclosure of joint operations	The following table presents each of the Group’s principal operating subsidiaries and joint operations (including direct and indirect holdings), the percentage of shares of each subsidiary and joint operation owned and the country of incorporation at 31
December 2024. There are no significant restrictions on the ability of the Group’s subsidiaries or joint operations to transfer funds to AngloGold Ashanti plc in the form of cash dividends or repayment of loans or advances.

			Percentage held
For the year ended 31 December	Country of incorporation	Holding	2024	2023	2022

Principal operating subsidiaries

AngloGold Ashanti Australia Limited (1)	Australia	Indirect	100	100	100
AngloGold Ashanti (Pty) Ltd (formerly AngloGold Ashanti Limited)	South Africa	Direct	100	100
AngloGold Ashanti Holdings plc	Isle of Man	Direct	100	100	100
AngloGold Ashanti USA Incorporated	United States of America	Indirect	100	100	100
AngloGold Ashanti Córrego do Sítio Mineração S.A.	Brazil	Indirect	100	100	100
AngloGold Ashanti (Ghana) Limited (2)	Ghana	Indirect	100	100	100
AngloGold Ashanti (Iduapriem) Limited	Ghana	Indirect	100	100	100
Cerro Vanguardia S.A.	Argentina	Indirect	92.50	92.50	92.50
Geita Gold Mining Limited	Tanzania	Indirect	100	100	100
Mineração Serra Grande S.A.	Brazil	Indirect	100	100	100
Société AngloGold Ashanti de Guinée S.A.	Republic of Guinea	Indirect	85	85	85
Sukari Gold Mines Company (3)	Egypt	Indirect	50	—	—

Unincorporated joint operation

Tropicana joint operation	Australia	Indirect	70	70	70

(1)Owner of the Sunrise Dam operation and the Tropicana joint operation in Australia.
(2)Operates the Obuasi mine in Ghana.
(3)Acquired by AngloGold Ashanti as part of the acquisition of Centamin plc in November 2024.

Non-controlling interest

	2024
Name	Non-controlling interest % holding	Country of incorporation
Sukari Gold Mines Company	50	Egypt
Financial information of the Sukari Gold Mines Company is provided below:

Figures in millions - US Dollars	2024

Profit allocated to material non-controlling interests	14
Accumulated balances of material non-controlling interests	1,836

Condensed financial statements	Summarised financial information of Sukari at 100% is as follows. The information is based on amounts including intercompany balances.

Figures in millions - US Dollars	2024

Statement of profit or loss (1)
Revenue	119
Profit for the period	33
Total comprehensive income for the period, net of tax	33
Attributable to non-controlling interests	14
Dividends paid to non-controlling interests	(62)

Statement of financial position as at 31 December
Non-current assets	3,558
Current assets	319
Non-current liabilities	(54)
Current liabilities	(245)
Total equity	3,578

Statement of cash flows for the period ended 31 December (1)
Cash inflow from operating activities	82
Cash outflow from investing activities	(19)
Cash outflow from financing activities	(74)
Net decrease in cash and cash equivalents	(11)
(1)Representing movement post- acquisition.